ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2017
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Schedule of Information of Consolidating Balance Sheets
	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	1,467	323	50
Amounts due from related parties	183,676	261,867	40,249
Prepaid expenses and other current assets	341	2,770	426
Total current assets	185,484	264,960	40,725

Non-current assets:
Property and equipment, net	-	-	-
Intangible assets, net	8	-	-
Investment in subsidiaries	-	-	-
Total non-current assets	8	-	-

Total assets	185,492	264,960	40,725

LIABILITIES
Current liabilities:
Amounts due to related parties	19,605	17,325	2,663
Accrued and other liabilities	49,371	41,196	6,334
Total current liabilities	68,976	58,521	8,997

Non-current liabilities:
Long-term borrowing from third party	-	39,205	6,026
Total non-current liabilities	-	39,205	6,026

Total liabilities	68,976	97,726	15,023

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2016 and 2017)	-	-	-
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 33,990,680 and 34,206,939 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	636	640	98
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	90	90	14
Additional paid-in capital	3,453,227	3,456,307	531,225
Accumulated deficit	(3,343,142)	(3,296,679)	(506,691)
Accumulated other comprehensive income	5,705	6,876	1,056
Total shareholders’ equity	116,516	167,234	25,702

Total liabilities and shareholders’ equity	185,492	264,960	40,725

Schedule of Information of Consolidating Statement of Operations
	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(410)	-	-	-
General and administrative	(79,562)	(18,854)	(13,457)	(2,068)
Research and development	(660)	-	-	-
Total operating expenses	(80,632)	(18,854)	(13,457)	(2,068)

OPERATING LOSS	(80,632)	(18,854)	(13,457)	(2,068)
Share of (loss) income from subsidiaries	201,051	(23,274)	59,933	9,212
OTHER EXPENSE
Interest (expense) income, net	(56,549)	1	2	-
Foreign exchange losses, net	(131)	-	-	-
Other income (expense), net	-	6,427	(15)	(2)
Income tax	-	-	-	-
NET INCOME (LOSS)	63,739	(35,700)	46,463	7,142

Schedule of Information of Consolidating Statement of Cash Flows
	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(40,384)	(6,348)	(18,255)	(2,806)
Cash flows from investing activities	-	-	(1,556)	(239)
Cash flows from financing activities	48,876	(843)	18,667	2,869
Effects of exchange rate changes on cash and cash equivalents	-	-	-	-
Net change in cash and cash equivalents	8,492	(7,191)	(1,144)	(176)
Cash and cash equivalents at beginning of year	166	8,658	1,467	225
Cash and cash equivalents at end of year	8,658	1,467	323	50

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	70,146	-	-	-